Class A Ordinary Shares Subject To Possible Redemption (Details) - Schedule of Class a Ordinary Shares Subject To Possible Redemption - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds			$ 300,000,000
Less:
Proceeds allocated to Public Warrants			(12,300,000)
Class A ordinary shares issuance costs			(19,410,782)
Plus:
Accretion of carrying value to redemption value	$ 486,691	$ 179,181	36,210,782
Increase in redemption value of Class A ordinary shares subject to possible redemption			4,061,515
Class A ordinary shares subject to possible redemption	$ 42,526,135	42,039,444	41,860,263
Less:
Redemption of shares		$ (266,701,252)	$ (36,210,782)